Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 723,980,000	[1]
Previously Paid Amount	0
Total Fee Amount	110,841.34
Total Offset Amount	0
Net Fee	$ 110,841.34

[1]	Estimated solely for the purpose of calculating the registration fee.